NOTES PAYABLE	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

Note 10. NOTES PAYABLE

Notes payable consisted of the following as of June 30, 2024 and December 31, 2023:

	2024	2023
Note payable - Ethos Management INC	$-	$2,499,999
Note payable - Mercedes-Benz	24,517	29,149
	24,517	2,529,148
Less deferred loan fees - Ethos Management Inc.	-	(116,940)
Less current portion	(9,709)	(9,425)
Long-term portion	$14,808	$2,402,783

Note Payable - Ethos Management INC

In January 2023, we entered into a financing agreement with Ethos Asset Management INC (the “Ethos Asset Management Loan” or “Ethos”) in the principal amount of up to $10 million. Pursuant to the terms of the Ethos Asset Management Loan, we may draw down financing proceeds equal to $833,333 each month beginning in April 2023, up to the $10 million amount. Interest associated with the Ethos Asset Management Loan is fixed at 4% per annum and has a three-year grace period for principal and interest payments. Annual principal and interest payments will commence in 2027 and continue through 2034. As a condition to funding, we provided Ethos Management with a $1,875,000 deposit as collateral for the note. Ethos Management informed the Company in August 2023, that unrelated to TruGolf, Ethos Management is currently undergoing a routine audit of its loan portfolio, and pending the close of the audit, borrowers may experience delays in drawing on funds when requested.

The Ethos Asset Management Loan Agreement (“Loan Agreement”) stipulates that fundings should happen approximately every 30 banking days, subject to Ethos completing periodic internal audits to ensure the Company was in compliance with the terms of loan agreement. Ethos Management informed the Company in August 2023, that unrelated to TruGolf, Ethos Management is currently undergoing a routine audit of its loan portfolio, and pending the close of the audit, borrowers may experience delays in drawing on funds when requested. Due to the lack of additional fundings and in accordance with the terms of the Loan Agreement, in February 2024, we sent Ethos a notice of termination for materially breaching the Loan Agreement. Based on the termination for default clause in the Loan Agreement, we are entitled to retain all the funds disbursed by Ethos and Ethos must release the deposit collateral, which is offset in part by the security collateral of $1,875,000 (Note 7.). The balance of the Ethos liability after offsetting the collateral deposit and accrued interest payable is $589,619, which amount is included in ‘Accrued and other current liabilities’ on the balance sheet as of June 30, 2024.

Note Payable - Mercedes-Benz

In November 2020, we entered into a $59,545, 5.90% annual interest rate note payable with Mercedes-Benz for a delivery van. The note matures on November 20, 2026, and is secured by the van. We make a monthly payment of $908.

Note Payable - JP Morgan Chase

In June 2021, we entered into a $500,000, 3.00% annual interest rate note payable with JPMorgan Chase Bank, N.A. (“JP Morgan”). The note matures on June 8, 2026. We make a monthly principal and interest payment in the amount of $8,994. There is no prepayment penalty if the loan is paid prior to the maturity date.

In December 2023, we entered into a one-year line of credit facility with JP Morgan. See Note 11 - Lines of Credit. The outstanding note payable balance of $257,113 was transferred to the new line of credit.

Notes Payable - assumed in Merger

The Company assumed notes payable from the Merger in the amount of $1,565,000, which is comprised of: (i) an unsecured promissory note in the principal amount of $1,265,000 issued to two affiliates of the Sponsor on October 15, 2022 in connection with the First Extension, from October 29, 2022 to January 29, 2023; and (iii) an unsecured promissory note in the principal amount of $300,000 issued to an affiliate of the Sponsor on February 9, 2023 in connection with the Second Extension, from January 29, 2023 to July 29, 2023, pursuant to which a monthly payment of $50,000 had been deposited into the Trust Account after January 29, 2023 for six months. Pursuant to the fully executed Promissory Notes, each of the Promissory Notes bears no interest and is due and payable upon the earlier of the consummation of DMA’s initial business combination or the date of the liquidation of DMA. As of June 30,2024, the balance of the notes payable assumed in the Merger was $1,565,000.